Stockholders' Equity (Details) - Schedule of common stock shares reserved for future issuance - shares	Jun. 30, 2021	Dec. 31, 2020
Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock, capital shares reserved for future issuance	3,682,634	3,716,902
Stock Options Available For Issuance [Member]
Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock, capital shares reserved for future issuance	130,305	301,440
Stock Options Outstanding [Member]
Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock, capital shares reserved for future issuance	219,046	82,179
Tranche One And Two [Member] | Redeemable Convertible Preferred Stock [Member]
Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock, capital shares reserved for future issuance	2,578,518	2,578,518
Tranche Three [Member] | Redeemable Convertible Preferred Stock [Member]
Common Stock Shares Reserved For Future Issuance [Line Items]
Common stock, capital shares reserved for future issuance	754,765	754,765